Microsoft Word 10.0.6612;Nationwide Life Insurance Company:
o        Nationwide Variable Account



                  Prospectus supplement dated March 30, 2005 to
                          Prospectus dated May 1, 2004

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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ON DECEMBER 10, 2004, SHAREHOLDERS OF THE STRONG FUNDS APPROVED THE REORGANIZATION AND SUBSEQUENT TRANSFERS OF ASSETS TO CORRESPONDING WELLS FARGO FUNDS. DUE TO THIS REORGANIZATION, THE FOLLOWING CHANGES IMPACT YOUR PROSPECTUS, EFFECTIVE APRIL 8, 2005:

THE FOLLOWING STRONG FUNDS WILL CHANGE NAMES, INVESTMENT ADVISERS AND SUB-ADVISERS AS FOLLOWS:

Wells Fargo Advantage Trust Funds - Wells Fargo Advantage Common Stock Fund: Class Z
(formerly, Strong Advisor Common Stock Fund, Inc.: Class Z)
(This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004)
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Investment Adviser:                              Wells Fargo Funds Management, LLC
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Sub-adviser:                                     Wells Capital Management, Inc.
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Investment Objective:                            Capital growth.
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Wells Fargo Advantage Trust Funds - Wells Fargo Advantage Large Cap Growth Fund:
Investor Class
(formerly, Strong Large Cap Growth Fund: Investor Class)
(This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004)
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Investment Adviser:                              Wells Fargo Funds Management, LLC
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Sub-adviser:                                     Wells Capital Management, Inc.
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Investment Objective:                            Capital growth.
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